Funded Status of Benefit Plans at Kyocera Corporation and Its Major Domestic Subsidiaries (Detail) (Domestic, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Domestic
Change in projected benefit obligations:
Benefit obligations at beginning of year	¥ 134,592	¥ 134,374
Service cost	8,662	8,805
Interest cost	2,637	2,301
Actuarial (gain) loss	4,935	(5,126)
Benefits paid	(5,385)	(5,762)
Business combination	366
Benefit obligations at end of year	145,807	134,592
Change in plan assets:
Balance at beginning of year	143,984	135,472
Actual return on plan assets	2,569	5,430
Employer contribution	9,005	8,767
Benefits paid	(5,332)	(5,685)
Balance at end of year	150,226	143,984
Funded status	¥ 4,419	¥ 9,392